Average Annual Total Returns	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Inception Date	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Inception Date	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Inception Date
Total	(3.69%)	0.92%	0.88%	(6.85%)	(0.04%)	0.44%	(7.77%)	(0.92%)	(0.29%)	(4.05%)	(0.39%)	0.02%	(6.01%)	(0.33%)	(0.15%)	(4.59%)	0.17%	0.36%	(4.12%)	0.67%	0.87%	(4.06%)	0.74%	0.84%	May 01, 2017	(8.53%)	1.25%	2.13%	(13.73%)	0.15%	1.16%	(13.74%)	(0.09%)	1.04%	(7.04%)	0.76%	1.60%	(9.46%)	1.20%	1.67%	May 01, 2013	(8.53%)	1.25%	2.13%	(13.93%)	(0.31%)	0.80%	(13.93%)	(0.31%)	0.80%	(7.21%)	0.40%	1.28%	(9.58%)	0.79%	1.32%	May 01, 2013